CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 79,022,000	$ 22,357,478	$ 8,651,390
Marketable securities	116,371,000
Prepaid expenses	1,137,000	240,023	192,965
Total current assets	196,530,000	22,597,501	8,844,355
Property and equipment, net	1,612,000	273,641	16,758
Other assets	190,000	111,266	31,497
Total assets	198,332,000	22,982,408	8,892,610
Current liabilities
Accounts payable	1,004,000	382,428	127,621
Accrued expenses and other current liabilities		909,012	456,666
Accrued expenses and other current liabilities	1,505,000	979,911
Due to related party	86,783	70,899	30,051
Options early exercise liability	1,079,000
Total current liabilities	3,588,000	1,362,339	614,338
Deferred rent	93,000	38,952	40,121
Convertible notes			250,000
Options early exercise noncurrent liability	1,480,000
Derivative liabilities			140,940
Total liabilities	5,160,000	1,401,291	1,045,399
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Securities convertible into equity, net of issuance costs			14,193,129
Preferred Stock
Common stock	38,000	5,528	5,415
Additional paid-in capital	238,227,000	36,989,743	70,636
Accumulated other comprehensive loss	(107,000)
Accumulated deficit	(44,986,000)	(15,434,469)	(6,421,969)
Total stockholders' equity	193,172,000	21,581,117	7,847,211
Total liabilities and stockholders' equity	198,332,000	22,982,408	8,892,610
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred Stock		20,315
Total stockholders' equity		$ 20,315